UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-2653

Dreyfus Bond Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	8/31
Date of reporting period:	8/31/12

FORM N-CSR

Item 1.                        Reports to Stockholders.

                        [Insert report here]

Dreyfus

Municipal Bond Fund

ANNUAL REPORT August 31, 2012

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Fund Performance
7	Understanding Your Fund’s Expenses
7	Comparing Your Fund’s Expenses
With Those of Other Funds
8	Statement of Investments
30	Statement of Assets and Liabilities
31	Statement of Operations
32	Statement of Changes in Net Assets
33	Financial Highlights
34	Notes to Financial Statements
46	Report of Independent Registered
Public Accounting Firm
47	Important Tax Information
48	Board Members Information
51	Officers of the Fund

FOR MORE INFORMATION

Back Cover

Dreyfus
Municipal Bond Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Municipal Bond Fund, covering the 12-month period from September 1, 2011, through August 31, 2012. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The municipal bond market exhibited heightened volatility over the past year as prices rose and fell according to supply-and-demand factors and investors’ changing expectations of global and domestic economic conditions. While monthly variations in economic data have been pronounced, the longer-term pace of U.S. economic growth has been relatively consistent at about half the average rate achieved in prior recoveries. Even U.S. employment numbers, which have been volatile over short periods, averaged slightly better than 150,000 new jobs a month so far in 2012, roughly unchanged from the monthly average in 2011.

The sustained but subpar U.S. expansion appears likely to continue over the foreseeable future. On one hand, the economy has responded to a variety of stimulative measures, most notably an aggressively accommodative monetary policy. On the other hand, the prospect of automatic spending cuts and tax hikes scheduled for the end of 2012 has weighed on economic growth by contributing to a temporary postponement of spending decisions among consumers and businesses. Indeed, the ability of the U.S. political system to address both this “fiscal cliff” and long-term deficit reduction could go a long way toward shaping the 2013 market environment. As always, we urge you to speak regularly with your financial advisor to discuss how changing economic conditions may affect your investments.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
September 17, 2012

DISCUSSION OF FUND PERFORMANCE

For the period of September 1, 2011, through August 31, 2012, as provided by Daniel Marques and Daniel Rabasco, Primary Portfolio Managers

Fund and Market Performance Overview

For the 12-month period ended August 31, 2012, Dreyfus Municipal Bond Fund achieved a total return of 9.76%.1 In comparison, the fund’s benchmark, the Barclays Municipal Bond Index (the “Index”), produced a total return of 8.78%.2

Falling long-term interest rates and favorable supply-and-demand dynamics supported municipal bond prices throughout the reporting period.The fund achieved higher returns than its benchmark, mainly due to its emphasis on revenue-backed bonds over their general obligation counterparts.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal income tax, to the extent consistent with the preservation of capital.

To pursue this goal, the fund normally invests substantially all of its net assets in municipal bonds that provide income exempt from federal income tax.The fund will invest at least 75% of its assets in municipal bonds rated A or better or the unrated equivalent as determined by Dreyfus. The fund may invest up to 25% of its assets in municipal bonds rated below A or the unrated equivalent as determined by Dreyfus, including bonds rated below investment-grade quality (“high yield” or “junk” bonds).The dollar-weighted average maturity of the fund’s portfolio is not restricted, but normally exceeds 10 years.

We focus on identifying undervalued sectors and securities and minimize the use of interest rate forecasting. The portfolio managers select municipal bonds for the fund’s portfolio by:

  Using fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market;

  Actively trading among various sectors, such as pre-refunded, gen- eral obligation and revenue, based on their apparent relative values.
  The fund seeks to invest in several of these sectors.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Supply-and-Demand Dynamics Supported Municipal Bonds

Although macroeconomic concerns in September 2011 and the spring of 2012 sparked heightened volatility in most financial markets, municipal bonds generally remained strong throughout the reporting period, in part due to falling long-term interest rates stemming from quantitative easing and other stimulative measures by the Federal Reserve Board.

Municipal bond prices also responded positively to robust demand as investors sought competitive levels of after-tax income in a low interest-rate environment. Meanwhile, new issuance volumes remained relatively low when political pressure led to less borrowing for capital projects, and municipalities primarily issued new bonds to refinance older debt, resulting in a net decrease in the supply of tax-exempt securities. In this constructive environment, lower-rated and longer maturity municipal bonds that had been punished earlier in 2011 led the market higher, while highly rated and shorter-term securities generally lagged market averages.

From a credit-quality perspective, a number of state governments have taken the difficult steps necessary to reduce or eliminate budget deficits, and a few have achieved surpluses. Although the market encountered scattered credit defaults in some localities during the reporting period, we believe they are isolated cases in which the problems leading to insolvency are specific to each issuer.

Credit Selections Buoyed Relative Performance

The fund benefited during the reporting period from its focus on higher yielding revenue-backed municipal bonds and a corresponding de-emphasis on lower yielding general obligation bonds. The fund received especially robust contributions to relative performance from overweighted exposure to municipal bonds backed by revenues from hospitals, airports, industrial development projects, and the states’ settlement of litigation with U.S. tobacco companies. Moreover, we maintained overweighted exposure to bonds with credit ratings toward the lower end of the investment-grade range, which performed better than market averages during the reporting period.

The fund’s performance also was helped by a slightly long duration posture as we favored municipal bonds with maturities from 15 to 25 years at a time when yields fell at the longer end of the market’s maturity spectrum. We also successfully used interest-rate swap contracts to capture the benefits of changing yield differences between municipal bonds and other fixed-income instruments.

Disappointments during the reporting period were relatively limited, concentrated mainly among higher quality, lower yielding market segments, such as escrowed municipal bonds and higher-rated securities backed by revenues from essential municipal services.

Adjusting to Richer Valuations

We have been encouraged by recently improved data, but the U.S. economy remains vulnerable to unexpected shocks and uncertainty regarding future fiscal policies. In addition, higher yielding and longer-maturity bonds have become more richly valued after recent rallies. Consequently, while we have continued to favor revenue-backed municipal bonds over their general obligation counterparts, we have increased the fund’s holdings of high-quality securities from some of the market’s more widely traded issuers, which we regard as a readily available source of funds to invest in new opportunities as they arise.

September 17, 2012

Bond funds are subject generally to interest rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines. High yield bonds involve increased credit and liquidity risk compared with investment grade bonds and are considered speculative in terms of the issuer’s ability to pay interest and repay principal on a timely basis.
The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid, and difficult to value and there is the risk that changes in the value of a derivative held by the fund will not correlate with the underlying instruments or the fund’s other investments.

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax
(AMT) for certain investors. Capital gains, if any, are fully taxable.
2 SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Barclays Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market.
Index returns do not reflect fees and expenses associated with operating a mutual fund. Investors cannot invest directly in any index.

The Fund 5

Comparison of change in value of $10,000 investment in Dreyfus Municipal Bond Fund and the Barclays Municipal Bond Index

Average Annual Total Returns as of 8/31/12
	1Year	5 Years	10 Years
Fund	9.76%	5.15%	4.50%
Barclays Municipal Bond Index	8.78%	6.24%	5.20%

† Source: Lipper Inc.

Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The above graph compares a $10,000 investment made in Dreyfus Municipal Bond Fund on 8/31/02 to a $10,000 investment made in the Barclays Municipal Bond Index (the “Index”) on that date.All dividends and capital gain distributions are reinvested.

The fund invests primarily in municipal securities and its performance shown in the line graph takes into account fees and expenses.The Index is an unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Municipal Bond Fund from March 1, 2012 to August 31, 2012. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended August 31, 2012

Expenses paid per $1,000†	$3.83
Ending value (after expenses)	$1,031.30

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended August 31, 2012

Expenses paid per $1,000†	$3.81
Ending value (after expenses)	$1,021.37

† Expenses are equal to the fund’s annualized expense ratio of .75%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

The Fund 7

STATEMENT OF INVESTMENTS
August 31, 2012

Long-Term Municipal	Coupon	Maturity	Principal
Investments—99.2%	Rate (%)	Date	Amount ($)	Value ($)
Alabama—.9%
Jefferson County,
Limited Obligation
School Warrants	5.25	1/1/20	15,000,000	15,012,300
Alaska—.8%
Alaska Energy Authority,
Power Revenue (Bradley Lake
Hydroelectric Project)
(Insured; Assured Guaranty
Municipal Corp.)	6.00	7/1/17	5,730,000	6,884,710
Anchorage,
Electric Utility Revenue
(Insured; National Public
Finance Guarantee Corp.)	6.50	12/1/15	6,135,000	7,225,251
Arizona—1.6%
Mohave County Industrial
Development Authority,
Correctional Facilities
Contract Revenue (Mohave
Prison, LLC Expansion Project)	8.00	5/1/25	9,000,000	11,186,010
Pima County Industrial Development
Authority, Education Revenue
(American Charter Schools
Foundation Project)	5.63	7/1/38	6,750,000	6,393,735
Pima County Industrial Development
Authority, IDR (Tucson Electric
Power Company Project)	5.75	9/1/29	4,815,000	5,143,816
Pima County Industrial Development
Authority, IDR (Tucson Electric
Power Company Project)	5.25	10/1/40	4,185,000	4,532,606
California—12.5%
California,
GO (Insured; AMBAC)	6.00	4/1/17	6,080,000	7,432,678
California,
GO (Various Purpose)	5.63	4/1/25	3,500,000	4,160,765
California,
GO (Various Purpose)	5.75	4/1/31	18,325,000	21,644,574
California,
GO (Various Purpose)	6.50	4/1/33	15,000,000	18,718,950
California,
GO (Various Purpose)	6.00	11/1/35	14,000,000	16,966,040

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California (continued)
California Department of Veterans
Affairs, Home Purchase Revenue	5.00	12/1/42	8,000,000		8,210,160
California Department of Water
Resources, Water System
Revenue (Central Valley Project)	5.00	12/1/27	7,850,000		9,256,092
California Educational Facilities
Authority, Revenue (University
of Southern California)	5.25	10/1/38	4,000,000		4,703,240
California Public Works Board,
LR (Department of Mental
Health) (Coalinga State Hospital)	5.13	6/1/29	2,500,000		2,592,625
California Statewide Communities
Development Authority,
Revenue (Inland Regional
Center Project)	5.38	12/1/37	10,325,000		10,520,039
California Statewide Communities
Development Authority, Revenue
(Kaiser Permanente)	5.00	4/1/42	5,525,000		6,036,946
California Statewide Communities
Development Authority, Revenue
(Sutter Health)	5.50	8/15/26	5,000,000		5,897,750
Chula Vista,
IDR (San Diego Gas and
Electric Company)	5.50	12/1/21	11,725,000		12,666,400
Chula Vista,
IDR (San Diego Gas and
Electric Company)	5.88	2/15/34	5,000,000		5,877,200
Coast Community College District,
GO (Insured; Assured Guaranty
Municipal Corp.)	0/5.00	8/1/29	15,000,000	[a]	15,283,200
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/27	9,690,000		8,384,951
Los Angeles Unified School
District, GO	5.00	7/1/21	11,000,000		13,604,360
Modesto Irrigation District,
Electric System Revenue	5.00	7/1/21	3,515,000		4,313,749
Sacramento County,
Airport System Senior Revenue	5.75	7/1/39	10,260,000		11,697,323

The Fund 9

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California (continued)
San Francisco City and County
Airport Commission, Second
Series Revenue (San Francisco
International Airport) (Issue
34E) (Insured; Assured
Guaranty Municipal Corp.)	5.75	5/1/22	7,000,000		8,221,080
San Francisco City and County
Public Utilities Commission,
San Francisco Water Revenue	5.50	11/1/30	13,555,000		16,614,499
Colorado—1.4%
Colorado Health Facilities
Authority, Revenue (Sisters of
Charity of Leavenworth
Health System)	5.25	1/1/25	4,000,000		4,618,240
Colorado Springs,
Utilities System Revenue	5.00	11/15/23	2,955,000		3,655,985
E-470 Public Highway Authority,
Senior Revenue (Insured;
National Public Finance
Guarantee Corp.)	0.00	9/1/20	6,740,000	[b]	4,889,735
University of Colorado Hospital
Authority, Revenue	5.00	11/15/37	4,000,000		4,234,440
University of Colorado Regents,
University Enterprise Revenue	5.25	6/1/36	5,000,000		5,891,500
Delaware—.4%
Delaware Transportation Authority,
Transportation System
Senior Revenue	5.00	7/1/26	6,245,000		7,344,245
Florida—7.3%
Broward County,
Port Facilities Revenue	5.00	9/1/22	6,000,000		6,662,820
Broward County School Board,
COP (Master Lease
Purchase Agreement)	5.00	7/1/17	5,000,000		5,805,250
Citizens Property Insurance
Corporation, Coastal Account
Senior Secured Revenue	5.00	6/1/20	7,000,000		8,098,090

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Florida (continued)
Citizens Property Insurance
Corporation, High-Risk Account
Senior Secured Revenue	5.25	6/1/17	10,000,000		11,471,700
Citizens Property Insurance
Corporation, High-Risk Account
Senior Secured Revenue	5.50	6/1/17	6,000,000		6,950,700
Citizens Property Insurance
Corporation, Personal Lines
Account/Commercial Lines
Account Senior Secured Revenue	5.00	6/1/22	8,000,000		9,342,080
Florida Board of Education,
Public Education Capital
Outlay Bonds	5.00	6/1/18	5,420,000		6,607,088
Florida Housing Finance
Corporation, Homeowner
Mortgage Revenue
(Collateralized: FHLMC,
FNMA and GNMA)	5.10	7/1/31	2,685,000		2,690,504
Florida Municipal Power Agency,
Revenue (Saint Lucie Project)	5.00	10/1/20	4,065,000		4,956,373
Florida State Board of Education,
Public Education Capital
Outlay Bonds	5.00	6/1/21	7,500,000		9,440,250
Highlands County Health Facilities
Authority, HR (Adventist
Health System/Sunbelt
Obligated Group) (Prerefunded)	5.25	11/15/16	265,000	[c]	316,378
Miami-Dade County,
Aviation Revenue (Miami
International Airport)	5.38	10/1/35	5,000,000		5,721,150
Miami-Dade County,
Water and Sewer
System Revenue	5.00	10/1/34	5,000,000		5,642,150
Miami-Dade County,
Water and Sewer System
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	10/1/26	5,000,000		5,563,550

The Fund 11

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Florida (continued)
Orlando Utilities Commission,
Water and Electric Revenue	6.75	10/1/17	13,995,000		16,211,528
Orlando-Orange County Expressway
Authority, Revenue	5.00	7/1/35	7,000,000		7,822,920
Saint Johns County Industrial
Development Authority, Revenue
(Presbyterian Retirement
Communities Project)	5.88	8/1/40	5,000,000		5,497,100
Tampa Bay Water Regional Water
Supply Authority, Utility
System Improvement Revenue
(Insured; National Public
Finance Guarantee Corp.)	6.00	10/1/29	5,000,000		7,005,800
Georgia—4.4%
Atlanta,
Water and Wastewater Revenue	5.00	11/1/14	5,000,000		5,462,250
Atlanta,
Water and Wastewater Revenue	6.00	11/1/26	10,000,000		12,424,000
Atlanta,
Water and Wastewater Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.25	11/1/34	3,500,000		4,003,090
DeKalb County,
Water and Sewerage Revenue	5.25	10/1/25	8,590,000		11,161,760
DeKalb County Hospital Authority,
RAC (DeKalb Medical
Center, Inc. Project)	6.00	9/1/30	13,595,000		15,586,124
Milledgeville and Baldwin County
Development Authority, Revenue
(Georgia College and State
University Foundation Property
III, LLC Student Housing
System Project) (Prerefunded)	5.63	9/1/14	5,100,000	[c]	5,693,028
Municipal Electric Authority of
Georgia, GO (Project One
Subordinated Bonds)	5.75	1/1/20	5,000,000		6,044,200
Municipal Electric Authority of
Georgia, GO (Project One
Subordinated Bonds)	5.00	1/1/21	9,705,000		11,767,604

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Georgia (continued)
Thomasville Hospital Authority,
RAC (John D. Archbold Memorial
Hospital, Inc. Project)	5.13	11/1/30	3,500,000		3,801,035
Idaho—.4%
Power County Industrial
Development Corporation, SWDR
(FMC Corporation Project)	6.45	8/1/32	7,625,000		7,638,039
Illinois—6.5%
Chicago,
General Airport Third Lien
Revenue (Chicago O’Hare
International Airport)
(Insured; AMBAC)	5.00	1/1/19	5,175,000		5,744,716
Chicago,
General Airport Third Lien
Revenue (Chicago O’Hare
International Airport)
(Insured; National Public
Finance Guarantee Corp.)	5.25	1/1/23	21,370,000		23,733,308
Chicago,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	1/1/18	10,000,000		11,152,700
Chicago Board of Education,
Unlimited Tax GO
(Dedicated Revenues)	5.25	12/1/25	15,000,000		17,211,600
Illinois,
GO	5.00	8/1/24	4,550,000		5,130,580
Illinois Finance Authority,
Revenue (Central
DuPage Health)	5.50	11/1/39	3,500,000		3,938,935
Illinois Finance Authority,
Revenue (Northwestern Memorial
Hospital) (Prerefunded)	5.50	8/15/14	12,310,000	[c]	13,548,263
Illinois Finance Authority,
Revenue (Sherman
Health Systems)	5.50	8/1/37	2,500,000		2,702,275
Metropolitan Pier and Exposition
Authority, Revenue (McCormick
Place Expansion Project)	5.00	6/15/42	13,090,000		14,612,891

The Fund 13

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Illinois (continued)
Railsplitter Tobacco Settlement
Authority, Tobacco
Settlement Revenue	5.00	6/1/16	7,275,000	8,186,339
Railsplitter Tobacco Settlement
Authority, Tobacco
Settlement Revenue	5.50	6/1/23	5,500,000	6,426,475
Indiana—.5%
Indianapolis Local Public
Improvement Bond Bank, Revenue
(Indianapolis Airport Authority
Project) (Insured; AMBAC)	5.00	1/1/36	8,900,000	9,298,186
Kansas—1.1%
Kansas Development Finance
Authority, Revenue (Lifespace
Communities, Inc.)	5.00	5/15/30	5,000,000	5,309,700
Wyandotte County Kansas City
Unified Government,
Utility System Revenue
(Insured; AMBAC)	5.60	9/1/23	12,010,000	13,609,372
Kentucky—.5%
Mount Sterling,
LR (Kentucky League of Cities
Funding Trust Program)	6.10	3/1/18	7,955,000	9,023,357
Louisiana—.9%
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Revenue (Westlake
Chemical Corporation Projects)	6.75	11/1/32	2,000,000	2,254,300
Louisiana Public Facilities
Authority, Revenue (CHRISTUS
Health Obligated Group)	6.00	7/1/29	6,500,000	7,533,175
New Orleans Aviation Board,
Gulf Opportunity Zone Customer
Facility Charge Revenue
(Consolidated Rental Car Project)	6.25	1/1/30	5,000,000	5,691,000

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Maine—.4%
Maine Health and Higher
Educational Facilities Authority,
Revenue (MaineGeneral
Medical Center Issue)	7.50	7/1/32	5,000,000	6,225,650
Maryland—.7%
Maryland,
GO (State and Local
Facilities Loan)	5.00	8/1/21	7,500,000	9,202,350
Maryland Economic Development
Corporation, EDR (Transportation
Facilities Project)	5.75	6/1/35	2,500,000	2,734,000
Massachusetts—5.2%
Massachusetts,
GO (Consolidated Loan)
(Insured; Assured Guaranty
Municipal Corp.)	5.25	8/1/24	12,000,000	14,204,520
Massachusetts,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.25	9/1/23	16,420,000	21,416,442
Massachusetts Department of
Transportation, Metropolitan
Highway System Senior Revenue	5.00	1/1/27	11,000,000	12,473,010
Massachusetts Development Finance
Agency, Revenue (Tufts Medical
Center Issue)	6.25	1/1/27	5,000,000	5,988,150
Massachusetts Health and
Educational Facilities Authority,
Revenue (Northeastern
University Issue)	5.00	10/1/30	3,000,000	3,412,770
Massachusetts Housing Finance
Agency, Housing Revenue	5.30	6/1/49	5,940,000	6,185,322
Massachusetts School Building
Authority, Senior Dedicated
Sales Tax Revenue	5.00	10/15/35	5,000,000	5,877,800
Massachusetts Water Resources
Authority, General Revenue	5.00	8/1/42	10,000,000	11,597,300

The Fund 15

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Massachusetts (continued)
University of Massachusetts
Building Authority, Revenue
(Insured; AMBAC)	5.00	11/1/17	7,540,000	8,576,976
Michigan—4.9%
Detroit,
Sewage Disposal System Senior
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	7.00	7/1/27	8,000,000	9,594,000
Detroit,
Water Supply System Senior
Lien Revenue	5.00	7/1/31	5,000,000	5,264,100
Detroit Water and Sewerage
Department, Senior Lien Sewage
Disposal System Revenue	5.25	7/1/39	6,500,000	6,934,135
Kent Hospital Finance Authority,
Revenue (Spectrum
Health System)	5.50	11/15/25	7,710,000	9,185,077
Michigan Building Authority,
Revenue (Facilities Program)	5.00	10/15/24	2,500,000	2,965,000
Michigan Finance Authority,
Unemployment Obligation
Assessment Revenue	5.00	7/1/21	18,000,000	21,500,280
Michigan Hospital Finance
Authority, HR (Henry Ford
Health System)	5.63	11/15/29	5,000,000	5,741,550
Michigan Hospital Finance
Authority, Revenue (McLaren
Health Care)	5.63	5/15/28	4,575,000	5,168,240
Michigan Municipal Bond Authority,
State Clean Water Revolving
Fund Revenue	5.00	10/1/21	5,410,000	6,349,555
Michigan Strategic Fund,
LOR (The Dow Chemical
Company Project)	6.25	6/1/14	6,500,000	7,103,200
Michigan Strategic Fund,
SWDR (Genesee Power
Station Project)	7.50	1/1/21	5,005,000	5,004,500

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Mississippi—.2%
Mississippi Home Corporation,
SFMR (Collateralized:
FNMA and GNMA)	6.25	12/1/32	2,530,000	2,683,343
Missouri—.9%
Curators of the University of
Missouri, System
Facilities Revenue	5.00	11/1/19	10,000,000	12,475,800
Missouri Highways and
Transportation Commission,
Second Lien State Road Revenue	5.00	5/1/16	2,915,000	3,394,226
Nebraska—.9%
Omaha Public Power District,
Electric Revenue	5.50	2/1/14	14,935,000	15,566,153
New Jersey—4.1%
Camden County Improvement
Authority, Health Care
Redevelopment Project Revenue
(The Cooper Health System
Obligated Group Issue)	5.25	2/15/20	9,505,000	10,082,334
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.75	9/1/23	7,400,000	9,210,854
New Jersey Higher Education
Student Assistance Authority,
Student Loan Revenue (Insured;
Assured Guaranty Municipal Corp.)	6.13	6/1/30	10,000,000	11,160,000
New Jersey Transportation
Trust Fund Authority
(Transportation System)	5.75	6/15/18	7,750,000	9,614,263
New Jersey Transportation
Trust Fund Authority
(Transportation System)	5.50	6/15/31	5,000,000	5,952,800
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; National
Public Finance Guarantee Corp.)	5.25	12/15/18	5,000,000	5,688,700

The Fund 17

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey (continued)
New Jersey Turnpike Authority,
Turnpike Revenue	5.00	1/1/24	5,000,000		6,098,850
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/23	4,845,000		4,651,297
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	4.63	6/1/26	5,780,000		5,301,300
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds
(Prerefunded)	6.75	6/1/13	3,000,000	[c]	3,147,300
New Mexico—.5%
New Mexico Finance Authority,
State Transportation Senior
Lien Revenue (Insured; National
Public Finance Guarantee
Corp.) (Prerefunded)	5.25	6/15/14	8,000,000	[c]	8,710,320
New York—13.4%
Austin Trust
(Port Authority of New York
and New Jersey, Consolidated
Bonds, 151st Series)	6.00	9/15/28	25,000,000	[d,e]	30,065,500
Long Island Power Authority,
Electric System General Revenue	6.00	5/1/33	9,000,000		10,901,430
Metropolitan Transportation
Authority, State Service
Contract Revenue	5.75	1/1/18	17,025,000		20,891,548
Metropolitan Transportation
Authority, Transportation Revenue	5.00	11/15/31	8,250,000		8,905,462
New York City,
GO	5.00	10/1/36	11,505,000		13,140,551
New York City Health and
Hospitals Corporation,
Health System Revenue	5.00	2/15/25	14,625,000		16,665,480

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York (continued)
New York City Industrial
Development Agency,
Senior Airport Facilities
Revenue (Transportation
Infrastructure Properties, LLC
Obligated Group)	5.00	7/1/21	6,150,000		6,641,570
New York City Industrial
Development Agency,
Special Facility Revenue
(American Airlines, Inc.
John F. Kennedy International
Airport Project)	8.00	8/1/28	7,450,000	[f]	7,834,644
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.00	6/15/34	7,500,000		8,672,925
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	2/1/35	15,055,000		17,249,417
New York Liberty Development
Corporation, Liberty Revenue
(4 World Trade Center Project)	5.00	11/15/31	5,000,000		5,744,750
New York State Dormitory
Authority, Revenue
(New York University)
(Insured; National Public
Finance Guarantee Corp.)	5.75	7/1/27	9,500,000		12,587,310
New York State Dormitory
Authority, Revenue (Orange
Regional Medical Center
Obligated Group)	6.13	12/1/29	5,000,000		5,495,050
New York State Dormitory
Authority, Revenue (Orange
Regional Medical Center
Obligated Group)	6.25	12/1/37	6,500,000		7,076,290
New York State Dormitory
Authority, State Personal Income
Tax Revenue (General Purpose)	5.00	3/15/20	6,775,000		8,363,060

The Fund 19

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New York (continued)
New York State Environmental
Facilities Corporation, State
Clean Water and Drinking Water
Revolving Funds Revenue
(New York City Municipal Water
Finance Authority Projects)	5.00	6/15/23	5,000,000	6,328,900
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds	4.00	4/1/16	5,000,000	5,596,100
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds
(Insured; National Public
Finance Guarantee Corp.)	5.00	4/1/17	8,090,000	9,201,161
New York State Urban Develpoment
Corporation, State Personal
Income Tax Revenue
(General Purpose)	5.00	3/15/17	5,000,000	5,922,200
Port Authority of New York and
New Jersey (Consolidated Bonds,
141st Series) (Insured; AMBAC)	5.00	9/1/17	6,535,000	7,299,072
Tobacco Settlement Financing
Corporation of New York,
Asset-Backed Revenue (State
Contingency Contract Secured)	5.00	6/1/18	5,000,000	6,017,650
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	5.00	11/15/23	6,430,000	8,103,729
North Carolina—1.4%
Guilford County,
Public Improvement GO	5.00	3/1/16	8,370,000	9,691,623
North Carolina,
Limited Obligation Bonds	5.00	11/1/18	12,000,000	14,716,920
Ohio—.3%
Butler County,
Hospital Facilities Revenue
(UC Health)	5.50	11/1/40	5,000,000	5,443,350
Oregon—.1%
Oregon,
GO (State Property—
Various Projects)	5.00	5/1/20	2,000,000	2,525,780

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Pennsylvania—1.8%
Allegheny County Port
Authority, Special
Transportation Revenue	5.25	3/1/22	5,000,000	6,042,800
Geisinger Authority,
Health System Revenue
(Geisinger Health System)	5.25	6/1/39	11,750,000	13,076,810
Pennsylvania Turnpike Commission,
Turnpike Revenue	5.00	12/1/24	5,000,000	5,834,100
Philadelphia School District,
GO	5.25	9/1/23	5,000,000	5,826,600
South Carolina—2.2%
Columbia,
Waterworks and Sewer
System Revenue	5.00	2/1/36	8,000,000	9,269,120
Greenville County School District,
Installment Purchase Revenue
(Building Equity Sooner
for Tomorrow)	5.00	12/1/23	10,000,000	11,581,000
Piedmont Municipal Power Agency,
Electric Revenue	5.00	1/1/20	5,340,000	6,365,280
South Carolina Public Service
Authority, Revenue Obligations
(Santee Cooper)	5.00	12/1/36	10,000,000	11,375,100
Tennessee—.5%
Johnson City Health and
Educational Facilities Board,
HR (Mountain States
Health Alliance)	6.00	7/1/38	5,000,000	5,770,050
Memphis-Shelby County Airport
Authority, Special Facilities
Revenue (Federal
Express Corporation)	5.05	9/1/12	2,000,000	2,000,000
Texas—9.3%
Austin,
Water and Wastewater
System Revenue	5.00	11/15/27	10,000,000	11,722,200
Dallas and Fort Worth,
Joint Improvement Revenue
(Dallas/Fort Worth
International Airport)	5.00	11/1/42	11,500,000	12,351,805

The Fund 21

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Texas (continued)
Dallas and Fort Worth,
Joint Improvement Revenue
(Dallas/Fort Worth
International Airport)
(Insured; National Public
Finance Guarantee Corp.)	5.75	11/1/14	4,525,000	4,544,276
Dallas and Fort Worth,
Joint Improvement Revenue
(Dallas/Fort Worth
International Airport)
(Insured; National Public
Finance Guarantee Corp.)	5.75	11/1/15	3,025,000	3,037,735
Dallas-Fort Worth International
Airport Facility Improvement
Corporation, Revenue
(Learjet Inc. Project)	6.15	1/1/16	5,865,000	5,875,674
Harris County Cultural Education
Facilities Finance Corporation,
HR (Texas Children’s
Hospital Project)	5.25	10/1/29	4,000,000	4,714,200
Harris County Health Facilities
Development Corporation,
HR (Memorial Hermann
Healthcare System)	7.25	12/1/35	7,000,000	8,758,330
Houston,
Airport System Subordinate
Lien Revenue	5.00	7/1/17	7,500,000	8,639,850
Houston,
Combined Utility System First
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.25	5/15/21	18,075,000	19,452,496
Houston,
Public Improvement GO	5.00	3/1/18	5,000,000	6,047,450
Love Field Airport Modernization
Corporation, Special
Facilities Revenue (Southwest
Airlines Company—Love Field
Modernization Program Project)	5.00	11/1/28	3,000,000	3,229,200
Midlothian Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.00	2/15/40	5,000,000	5,711,800

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Texas (continued)
North Texas Tollway Authority,
First Tier System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.75	1/1/40	5,000,000		5,759,250
North Texas Tollway Authority,
Second Tier System Revenue	5.75	1/1/38	10,000,000		10,975,800
San Antonio,
Water System Revenue	5.00	5/15/27	10,030,000		12,266,790
Tarrant County Health Facilities
Development Corporation,
Health Resources System
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.75	2/15/14	9,470,000		10,225,233
Texas,
GO (College Student
Loan Bonds)	5.50	8/1/19	8,205,000		10,212,599
Texas Turnpike Authority,
Central Texas Turnpike System
Revenue (Insured; AMBAC)	5.75	8/15/38	10,000,000		10,085,600
Williamson County,
Limited Tax Bonds	5.00	2/15/24	5,000,000		6,256,600
Utah—.2%
Metropolitan Water District of
Salt Lake and Sandy, Water
Revenue Project Bonds	5.00	7/1/37	3,000,000		3,514,530
Virginia—2.5%
Danville Industrial Development
Authority, HR (Danville
Regional Medical Center)
(Insured; AMBAC)	5.25	10/1/28	1,500,000		1,939,695
Tobacco Settlement Financing
Corporation, Tobacco
Settlement Asset-Backed
Bonds (Prerefunded)	5.50	6/1/15	8,975,000	[c]	9,784,186
Upper Occoquan Sewage Authority,
Regional Sewerage System
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.15	7/1/20	5,210,000		6,308,529
Virginia Housing Development
Authority, Commonwealth
Mortgage Revenue	5.00	10/1/26	8,250,000		8,802,338

The Fund 23

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Virginia (continued)
Virginia Housing Development
Authority, Commonwealth
Mortgage Revenue	6.25	7/1/31	13,470,000		15,439,045
Washington—5.2%
Bellevue,
Limited Tax GO (New City
Building) (Insured; National
Public Finance Guarantee
Corp.) (Prerefunded)	5.50	12/1/14	10,520,000	[c]	11,738,637
Chelan County
Public Utility District
Number 1, Consolidated
System Revenue	5.00	7/1/17	4,000,000		4,644,200
Energy Northwest,
Electric Revenue (Columbia
Generating Station)	5.00	7/1/23	10,060,000		11,553,910
Energy Northwest,
Electric Revenue (Project 3)	5.00	7/1/18	10,000,000		12,238,700
Seattle,
Municipal Light and Power
Improvement Revenue	5.00	6/1/23	6,790,000		8,521,789
Seattle,
Water System Revenue	5.00	9/1/23	14,315,000		18,112,770
Washington,
GO (Various Purpose)	5.00	7/1/18	5,000,000		6,113,000
Washington,
GO (Various Purpose)	5.00	7/1/23	6,115,000		7,689,123
Washington,
GO (Various Purpose)
(Insured; AMBAC)	5.00	7/1/16	7,315,000		8,238,811
West Virginia—.7%
West Virginia,
Infrastructure GO (Insured;
FGIC) (Prerefunded)	6.50	11/1/16	2,600,000	[c]	3,296,878
West Virginia School
Building Authority,
Capital Improvement
Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	7/1/18	5,500,000		6,462,940

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
West Virginia (continued)
West Virginia State Building
Commission, Subordinate LR
(West Virginia Regional Jail
and Correctional Facility
Authority) (Insured; AMBAC)	5.38	7/1/21	2,505,000		2,820,580
Wisconsin—.6%
Wisconsin,
GO	4.00	5/1/15	5,000,000		5,472,450
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Health Care, Inc.)	5.50	4/15/29	5,000,000		5,651,250
U.S. Related—4.0%
Puerto Rico Commonwealth,
Public Improvement GO	5.00	7/1/16	5,000,000		5,445,450
Puerto Rico Commonwealth,
Public Improvement GO	6.00	7/1/39	5,000,000		5,478,200
Puerto Rico Commonwealth,
Public Improvement GO	6.50	7/1/40	5,000,000		5,814,950
Puerto Rico Electric Power
Authority, Power Revenue	5.50	7/1/38	10,000,000		10,695,100
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/40	5,000,000		5,203,050
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	0.00	7/1/36	23,400,000	[b]	5,617,872
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	5.38	8/1/39	5,000,000		5,352,800
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/39	5,000,000		5,703,600
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.38	8/1/39	5,000,000		5,908,100
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	11,500,000		12,910,590
Total Long-Term Municipal Investments
(cost $1,562,587,817)					1,705,312,687

The Fund 25

STATEMENT OF INVESTMENTS (continued)

Short-Term Municipal	Coupon	Maturity	Principal
Investments—1.7%	Rate (%)	Date	Amount ($)		Value ($)
California—.7%
California,
GO Notes (Kindergarten-University)
(LOC: California State Teachers
Retirement System and
Citibank NA)	0.19	9/4/12	6,000,000	[g]	6,000,000
California Infrastructure and
Economic Development Bank,
Revenue, Refunding (Los
Angeles County Museum of
Natural History Foundation)
(LOC; Wells Fargo Bank)	0.15	9/4/12	4,800,000	[g]	4,800,000
Irvine Assessment District Number
03-19, Limited Obligation
Improvement Bonds (LOC:
California State Teachers
Retirement System and
U.S. Bank NA)	0.19	9/4/12	2,000,000	[g]	2,000,000
New York—1.0%
New York City,
GO Notes (LOC; JPMorgan
Chase Bank)	0.16	9/4/12	4,600,000	[g]	4,600,000
New York City,
GO Notes (LOC; JPMorgan
Chase Bank)	0.16	9/4/12	2,200,000	[g]	2,200,000
New York City,
GO Notes (LOC; JPMorgan
Chase Bank)	0.20	9/4/12	4,100,000	[g]	4,100,000

Short-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York (continued)
New York City,
GO Notes (LOC; JPMorgan
Chase Bank)	0.20	9/4/12	4,200,000	[g]	4,200,000
New York State Dormitory
Authority, Revenue (University
of Rochester) (LOC; JPMorgan
Chase Bank)	0.16	9/4/12	2,100,000	[g]	2,100,000
Total Short-Term Municipal Investments
(cost $30,000,000)					30,000,000

Total Investments (cost $1,592,587,817)			100.9%		1,735,312,687
Liabilities, Less Cash and Receivables			(.9%)		(15,910,017)
Net Assets			100.0%		1,719,402,670

a Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
b Security issued with a zero coupon. Income is recognized through the accretion of discount.
c These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
d Collateral for floating rate borrowings.
e Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.At August 31, 2012, this security was valued at $30,065,500 or 1.7% of net assets.
f Non-income producing—security in default.
g Variable rate demand note—rate shown is the interest rate in effect at August 31, 2012. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

The Fund 27

STATEMENT OF INVESTMENTS (continued)

Summary of Abbreviations

ABAG	Association of Bay Area	ACA	American Capital Access
Governments
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate
	Assurance Corporation		Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse
Tax-Exempt Receipts
EDR	Economic Development	EIR	Environmental Improvement
	Revenue		Revenue
FGIC	Financial Guaranty	FHA	Federal Housing
	Insurance Company		Administration
FHLB	Federal Home	FHLMC	Federal Home Loan Mortgage
	Loan Bank		Corporation
FNMA	Federal National	GAN	Grant Anticipation Notes
Mortgage Association
GIC	Guaranteed Investment	GNMA	Government National Mortgage
	Contract		Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development	LIFERS	Long Inverse Floating
	Revenue		Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipt
Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option	PUTTERS	Puttable Tax-Exempt Receipts
Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	ROCS	Reset Options Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SPEARS	Short Puttable Exempt	SWDR	Solid Waste Disposal Revenue
Adjustable Receipts
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†
AAA		Aaa		AAA	12.1
AA		Aa		AA	41.6
A		A		A	30.6
BBB		Baa		BBB	10.7
BB		Ba		BB	1.6
B		B		B	1.4
F1		MIG1/P1		SP1/A1	1.0
Not Rated[h]		Not Rated[h]		Not Rated[h]	1.0
					100.0

† Based on total investments.
h Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.

See notes to financial statements.

The Fund 29

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2012

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	1,592,587,817	1,735,312,687
Interest receivable		19,772,918
Unrealized appreciation on swap contracts—Note 4		1,292,777
Receivable from broker for swap transactions—Note 4		867,897
Receivable for shares of Common Stock subscribed		162,500
Prepaid expenses		30,702
		1,757,439,481
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		1,008,583
Cash overdraft due to Custodian		1,509,365
Payable for investment securities purchased		20,148,062
Payable for floating rate notes issued—Note 4		12,500,000
Unrealized depreciation on swap contracts—Note 4		1,569,301
Payable for shares of Common Stock redeemed		802,473
Interest and expense payable related to
floating rate notes issued—Note 4		56,255
Accrued expenses		442,772
		38,036,811
Net Assets ($)		1,719,402,670
Composition of Net Assets ($):
Paid-in capital		1,646,358,571
Accumulated net realized gain (loss) on investments		(69,404,247)
Accumulated net unrealized appreciation (depreciation)
on investments and swap transactions		142,448,346
Net Assets ($)		1,719,402,670
Shares Outstanding
(600 million shares of $.001 par value Common Stock authorized)		144,453,821
Net Asset Value, offering and redemption price per share ($)		11.90

See notes to financial statements.

STATEMENT OF OPERATIONS

Year Ended August 31, 2012

Investment Income ($):
Interest Income	74,159,241
Expenses:
Management fee—Note 3(a)	10,136,478
Shareholder servicing costs—Note 3(b)	1,887,035
Directors’ fees and expenses—Note 3(c)	176,341
Interest and expense related to floating rate notes issued—Note 4	107,524
Custodian fees—Note 3(b)	96,544
Professional fees	92,516
Registration fees	34,631
Prospectus and shareholders’ reports	28,254
Loan commitment fees—Note 2	16,094
Miscellaneous	76,499
Total Expenses	12,651,916
Less—reduction in fees due to earnings credits—Note 3(b)	(1,482)
Net Expenses	12,650,434
Investment Income—Net	61,508,807
Realized and Unrealized Gain (Loss) on Investments—Note 1(b) ($):
Net realized gain (loss) on investments	33,329,525
Net realized gain (loss) on swap transactions	867,898
Net Realized Gain (Loss)	34,197,423
Net unrealized appreciation (depreciation) on investments	62,918,146
Net unrealized appreciation (depreciation) on swap transactions	(276,524)
Net Realized Appreciation (Depreciation)	62,641,622
Net Realized and Unrealized Gain (Loss) on Investments	96,839,045
Net Increase in Net Assets Resulting from Operations	158,347,852

See notes to financial statements.

The Fund 31

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended August 31,
	2012	2011
Operations ($):
Investment income—net	61,508,807	71,894,561
Net realized gain (loss) on investments	34,197,423	(28,018,125)
Net unrealized appreciation
(depreciation) on investments	62,641,622	(29,580,753)
Net Increase (Decrease) in Net Assets
Resulting from Operations	158,347,852	14,295,683
Dividends to Shareholders from ($):
Investment income—net	(61,096,765)	(71,474,403)
Capital Stock Transactions ($):
Net proceeds from shares sold	147,487,941	106,351,417
Dividends reinvested	42,483,068	49,413,066
Cost of shares redeemed	(228,225,925)	(254,747,288)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(38,254,916)	(98,982,805)
Total Increase (Decrease) in Net Assets	58,996,171	(156,161,525)
Net Assets ($):
Beginning of Period	1,660,406,499	1,816,568,024
End of Period	1,719,402,670	1,660,406,499
Capital Share Transactions (Shares):
Shares sold	12,688,261	9,608,038
Shares issued for dividends reinvested	3,658,879	4,479,756
Shares redeemed	(19,652,172)	(23,206,797)
Net Increase (Decrease) in Shares Outstanding	(3,305,032)	(9,119,003)

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

			Year Ended August 31,
	2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value,
beginning of period	11.24	11.58	11.01	11.19	11.50
Investment Operations:
Investment income—net[a]	.42	.48	.49	.52	.52
Net realized and unrealized
gain (loss) on investments	.66	(.35)	.57	(.18)	(.31)
Total from Investment Operations	1.08	.13	1.06	.34	.21
Distributions:
Dividends from
investment income—net	(.42)	(.47)	(.49)	(.52)	(.52)
Net asset value, end of period	11.90	11.24	11.58	11.01	11.19
Total Return (%)	9.76	1.30	9.86	3.44	1.74
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.75	.75	.74	.76	.80
Ratio of net expenses
to average net assets	.75	.75	.74	.76	.80
Ratio of interest and expense related
to floating rate notes issued
to average net assets	.01	.01	.01	.03	.08
Ratio of net investment income
to average net assets	3.64	4.30	4.39	4.91	4.56
Portfolio Turnover Rate	27.88	24.24	19.86	23.28	37.04
Net Assets, end of period
($ x 1,000)	1,719,403	1,660,406	1,816,568	1,756,991	1,843,865

a Based on average shares outstanding at each month end.
See notes to financial statements.

The Fund 33

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Municipal Bond Fund (the “fund”) is the sole series comprising Dreyfus Bond Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The fund’s investment objective seeks to maximize current income exempt from federal income tax, to the extent consistent with the preservation of capital.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares which are sold to the public without a sales charge.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Company’s Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as

The Fund 35

NOTES TO FINANCIAL STATEMENTS (continued)

obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.All of the preceding securities are categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Company’s Board of Directors.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates. These securities are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of August 31, 2012 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
Unadjusted		Observable	Unobservable
Quoted Prices		Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds	—	1,735,312,687	—	1,735,312,687
Other Financial
Instruments:
Swaps†	—	1,292,777	—	1,292,777
Liabilities ($)
Floating Rate Notes††	—	(12,500,000)	—	(12,500,000)
Other Financial
Instruments:
Swaps†	—	(1,569,301)	—	(1,569,301)

† Amount shown represents unrealized appreciation (depreciation) at period end.
Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.

At August 31, 2012, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the

The Fund 37

NOTES TO FINANCIAL STATEMENTS (continued)

extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended August 31, 2012, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the four-year period ended August 31, 2012 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At August 31, 2012, the components of accumulated earnings on a tax basis were as follows: undistributed tax-exempt income $1,302,712, accumulated capital losses $69,133,988 and unrealized appreciation $142,178,087.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”).As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to August 31, 2012. If not applied, $6,826,077 of the carryover expires in fiscal year 2016, $13,380,265 expires in fiscal year 2017 and $48,927,646 expires in fiscal year 2018.

The tax character of distributions paid to shareholders during the fiscal periods ended August 31, 2012 and August 31, 2011 were as follows: tax-exempt income $60,881,635 and $71,251,980 and ordinary income $215,130 and $222,423, respectively.

During the period ended August 31, 2012, as a result of permanent book to tax differences, primarily due to the tax treatment for amortization adjustments and capital loss carryover expiration, the fund decreased accumulated undistributed investment income-net by $412,042, increased accumulated net realized gain (loss) on investments by $46,012,239 and decreased paid-in capital by $45,600,197. Net assets and net asset value per share were not affected by this reclassification.

(e) New Accounting Pronouncement: In December 2011, FASB issued Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). These disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position.They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition,ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards (“IFRS”). ASU 2011-11 requires entities to: disclose both gross and net information about both instruments and transactions eligible for offset in the financial statements; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or

The Fund 39

NOTES TO FINANCIAL STATEMENTS (continued)

after January 1, 2013, and interim periods within those annual periods. At this time, management is evaluating the implications of ASU 2011-11 and its impact on the funds’ financial statement disclosures.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended August 31, 2012, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .60% of the value of the fund’s average daily net assets and is payable monthly.

(b) Under the Shareholder Services Plan, the fund reimburses the Distributor an amount not to exceed an annual rate of .25% of the value of the fund’s average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended August 31, 2012, the fund was charged $1,013,181 pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash bal-

ances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates DreyfusTransfer, Inc. (“DTI”), a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency services for the fund and, since May 29, 2012, cash management services related to fund subscriptions and redemptions. During the period ended August 31, 2012, the fund was charged $456,974 for transfer agency services and $4,398 for cash management services. Cash management fees were partially offset by earnings credits of $519.These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended August 31, 2012, the fund was charged $96,544 pursuant to the custody agreement.

Prior to May 29, 2012, the fund compensated The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. Subsequent to May 29, 2012,The Bank of New York Mellon has continued to provide shareholder redemption draft processing services. During the period ended August 31, 2012, the fund was charged $34,409 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $963.

During the period ended August 31, 2012, the fund was charged $6,392 for services performed by the Chief Compliance Officer and his staff.

The components of “Due toThe Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $868,050, custodian fees $24,099, Chief Compliance Officer fees $4,243 and transfer agency per account fees $112,191.

The Fund 41

NOTES TO FINANCIAL STATEMENTS (continued)

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and swap transactions, during the period ended August 31, 2012, amounted to $463,370,251 and $490,206,227, respectively.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust.The trust subsequently issues two or more variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One or more of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals.A residual interest tax-exempt security is also created by the trust, which is transferred to the fund, and is paid interest based on the remaining cash flow of the trust, after payment of interest on the other securities and various expenses of the trust.

The fund accounts for the transfer of bonds to the trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the related floating rate certificate securities reflected as fund liabilities in the Statement of Assets and Liabilities.

The average amount of borrowings outstanding under the inverse floater structure during the period ended August 31, 2012, was approximately $12,500,000, with a related weighted average annualized interest rate of .86%.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended August 31, 2012 is discussed below.

Swap Transactions: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument.The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

The fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap contracts in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap contracts in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the contract’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation on swap transactions.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount.The net interest received or paid on interest rate swap agreements is included within unrealized appreciation (depreciation) on swap contracts in the Statement of Assets and Liabilities. Interest rate swaps are valued daily and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations.When a swap contract is terminated early, the fund records a realized gain or loss equal to the difference

The Fund 43

NOTES TO FINANCIAL STATEMENTS (continued)

between the current realized value and the expected cash flows. For financial reporting purposes, forward rate agreements are classified as interest rate swaps.

The fund’s maximum risk of loss from counterparty credit risk is the discounted value of the cash flows to be received from the counter-party over the contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a master netting arrangement between the fund and the counterparty and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty. The following summarizes open interest rate swaps entered into by the fund at August 31, 2012:

					Unrealized
Notional		Reference	Base Index	Determination	Appreciation
Amount ($)	Counterparty	Index	Value	Date (Depreciation) ($)

30,000,000	Citibank	Forward Rate	2.03	11/15/2012	571,003
		Agreement,
		Municipal Market
		Data General
		Obligation, 2022,
		AAA Index[a]
48,000,000	Citibank	Forward Rate	1.99	11/15/2012	721,774
		Agreement,
		Municipal Market
		Data General
		Obligation, 2022,
		AAA Index[a]
18,750,000	Citibank	Forward Rate	2.83	11/15/2012	(695,803)
		Agreement,
		Municipal Market
		Data General
		Obligation, 2032,
		AAA Index[a]
32,000,000	Citibank	Forward Rate	2.78	11/15/2012	(873,498)
		Agreement,
		Municipal Market
		Data General
		Obligation, 2032,
		AAA Index[a]
Gross Unrealized
Appreciation					1,292,777
Gross Unrealized
Depreciation					(1,569,301)

a The fund will receive a payment from the counterparty if the value of the reference index is less than the base index value on the determination date.The fund will make a payment to the counterparty if the value of the reference index is greater than the base index value on the determination date.

The following summarizes the average notional value of swap contracts outstanding during the period ended August 31, 2012:

Average Market Value ($)
Interest rate swap contracts	17,134,615

At August 31, 2012, the cost of investments for federal income tax purposes was $1,580,358,076; accordingly, accumulated net unrealized appreciation on investments was $142,454,611, consisting of $145,216,787 gross unrealized appreciation and $2,762,176 gross unrealized depreciation.

The Fund 45

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors
Dreyfus Municipal Bond Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus Municipal Bond Fund (the sole series comprising Dreyfus Bond Funds, Inc.) as of August 31, 2012, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended.These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2012 by correspondence with the custodian and others.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Municipal Bond Fund at August 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
October 29, 2012

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby reports all the dividends paid from investment income-net during its fiscal year ended August 31, 2012 as “exempt-interest dividends” (not generally subject to regular federal income tax), except $215,130 that is being reported as an ordinary income distribution for reporting purposes.

Where required by federal tax law rules, shareholders will receive notification of their portion of the fund’s taxable ordinary dividends (if any), capital gains distributions (if any) and tax-exempt dividends paid for the 2012 calendar year on Form 1099-DIV, which will be mailed in early 2013.

The Fund 47

BOARD MEMBERS INFORMATION (Unaudited)

The Fund 49

BOARD MEMBERS INFORMATION (Unaudited) (continued)

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, NewYork, NewYork 10166.Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.

David W. Burke, Emeritus Board Member
Arnold S. Hiatt, Emeritus Board Member

OFFICERS OF THE FUND (Unaudited)

The Fund 51

OFFICERS OF THE FUND (Unaudited) (continued)

For More Information

Ticker Symbol: DRTAX

Telephone 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange
Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on
the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at
http://www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2012 MBSC Securities Corporation

Item 2.                        Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.                        Audit Committee Financial Expert.

The Registrant's Board has determined that Ehud Houminer, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC").   Ehud Houminer is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.                        Principal Accountant Fees and Services.

(a)  Audit Fees.  The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $30,312 in 2011 and $31,401 in 2012.

(b)  Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $6,000 in 2011 and $6,000 in 2012. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $  0 in 2011 and $0 in 2012.

(c)  Tax Fees.  The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $3,098 in 2011 and $3,249 in 2012. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2011 and $0 in 2012.

(d)  All Other Fees.  The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $507 in 2011 and $2,124 in 2012. [These services consisted of a review of the Registrant's anti-money laundering program].

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were  $200,000 in 2012.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services.  Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence.  Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note: None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal account's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $16,103,335 in 2011 and $41,730,768 in 2012.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.                        Audit Committee of Listed Registrants.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 6.                        Investments.

(a)                    Not applicable.

Item 7.            Disclosure of Proxy Voting Policies and Procedures for Closed-End Management            Investment Companies.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 8.                        Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.  [CLOSED-END FUNDS ONLY, beginning with reports for periods ended on and after December 31, 2005]

Item 9.                        Purchases of Equity Securities by Closed-End Management Investment Companies and                         Affiliated Purchasers.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 10.          Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.          Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.          Exhibits.

(a)(1)    Code of ethics referred to in Item 2.

(a)(2)    Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)    Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Bond Funds, Inc.

By: /s/Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	October 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	October 22, 2012

By: /s/James Windels
James Windels, Treasurer
Date:	October 22, 2012

EXHIBIT INDEX

(a)(1)    Code of ethics referred to in Item 2.

(a)(2)    Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)